Interests in Joint Ventures (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 05, 2017	Oct. 16, 2018	Jun. 30, 2020 ARS ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2020 $ / shares	Jun. 30, 2019 ARS ($)
Interests in joint ventures
Restrictions, commitments and other matters in respect of joint ventures. description		The Expansion and enhancement of the Rodríguez Peña Street, the amount of ARS 19,722,222.22 in capital and ARS 6,362,864.29 in concept of adjutment by application of the CPI until December 31, 2018, which will be paid for work progress certificates.	According to Business Companies Law N° 19,550, 5% of the profit of the year is separated to constitute a legal reserve until it reaches legal capped amounts (20% of total capital).
Purchase agreement, description			On March 31, 2011, Quality Invest and Nobleza Piccardo S.A.I.C. y F., or “Nobleza Piccardo,” executed the title deed for the purchase of a plot of land of 159,996 square meters located in the District of San Martin, Province of Buenos Aires, currently intended for industrial purposes and suitable in terms of characteristics and scale for mixed-use developments. The price for the property was USD 33 million, being paid 30% as of that date. For the remaining balance a mortgage was constituted in the first degree of privilege over the property in favor of Nobleza Piccardo. Capital plus interest calculated at a nominal annual rate of 7.5% on balances, was paid in full in advance in March 2013.
Milestone payments for zoning agreement			$ 20,000
Urban development agreement, description			In addition, during July 2017, Quality Invest S.A. subscribed two addendums to the aforementioned Urban Development Agreement, which contemplate the following: 1) a new subdivision plan of the property will be presented within 120 days of the addendum signing and 2) the payment of the twelveth installment in cash was replaced by the sum of ARS 71 million payables in 18 equal and consecutive monthly installments.
Nominal value per share | $ / shares					$ 100
Equity interest						$ 323
Other comprehensive loss			$ (21,703)
Province of Buenos Aires granting, description	The Provincial Decree N° 1,835 was published in the Official Gazette of the Province of Buenos Aires granting its approval, and the new urban and rezoning standards thus became effective.